[LOGO] Alliance Bernstein
       Investment Research and Management

AllianceBernstein Retirement Strategies/SM/
Retirement Shares

Prospectus August 15, 2005

AllianceBernstein 2000 Retirement Strategy
AllianceBernstein 2005 Retirement Strategy
AllianceBernstein 2010 Retirement Strategy
AllianceBernstein 2015 Retirement Strategy
AllianceBernstein 2020 Retirement Strategy
AllianceBernstein 2025 Retirement Strategy
AllianceBernstein 2030 Retirement Strategy
AllianceBernstein 2035 Retirement Strategy
AllianceBernstein 2040 Retirement Strategy
AllianceBernstein 2045 Retirement Strategy

Each of the AllianceBernstein Retirement Strategies seeks the highest total return over time consistent with its asset mix. The asset mix in each AllianceBernstein Retirement Strategy will emphasize capital growth for periods further from retirement (which, for example, is the case for the AllianceBernstein 2045 Retirement Strategy) and capital preservation and income for periods nearer to and after retirement (which, for example, is the case for the AllianceBernstein 2000 Retirement Strategy). All AllianceBernstein Retirement Strategies will eventually have a static asset allocation mix fifteen years after the target retirement year.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered
(right triangle) Are Not FDIC Insured
(right triangle) May Lose Value
(right triangle) Are Not Bank Guaranteed

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                 Page

          RISK/RETURN SUMMARY...................................   3
          Investment Objectives and Principal Policies and Risks   3
          Performance and Bar Chart Information.................   4

          SUMMARY OF PRINCIPAL RISKS............................   5

          FEES AND EXPENSES OF THE STRATEGIES...................   7

          INVESTING IN A STRATEGY...............................  15
          How to Buy Shares.....................................  15
          The Different Share Class Expenses....................  15
          Distribution Arrangements for Group Retirement Plans..  16
          Payments to Financial Intermediaries..................  16
          How to Sell or Redeem Shares..........................  17
          Frequent Purchases and Redemptions of Strategy
           Shares...............................................  17
          How the Strategies Value Shares.......................  19

          GLOSSARY..............................................  20

          DESCRIPTION OF THE STRATEGIES.........................  21
          Investment Objectives and Principal Policies..........  21
          Description of Underlying Portfolios..................  21
          Additional Investment Practices.......................  25

          MANAGEMENT OF THE STRATEGIES..........................  26
          Investment Adviser....................................  26
          Portfolio Manager.....................................  27
          Legal Proceedings.....................................  27
          Transfer Agency Services..............................  29

          DIVIDENDS, DISTRIBUTIONS AND TAXES....................  29

          GENERAL INFORMATION...................................  30


The investment adviser for the AllianceBernstein Retirement Strategies is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

RISK/RETURN SUMMARY

The following is a summary of certain key information about the AllianceBernstein Retirement Strategies. This Summary describes the Strategies' objectives, principal investment strategies and principal risks and fees.

A more detailed description of the Strategies can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest.

Other important things for you to note:

..  You may lose money by investing in a Strategy.

.. An investment in a Strategy is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES AND RISKS
The investment objective of each Strategy is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Strategy will seek to achieve its objective by investing in a combination of portfolios of The AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the "Underlying Portfolios"). Each Strategy is managed to the specific year of planned retirement included in its name (the "retirement year"). The Strategies' asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement year (the "target year") at which time the asset allocation mix will become static. The following chart shows each Strategy's target allocation for the various asset classes as of the date of this Prospectus.

        AllianceBernstein Retirement Strategy Asset Allocation by Retirement Year
------------------------------------------------------------------------------------------ -----------------
                                                                                   5 Years 10 Years 15 Years
Years Before/After Retirement    40   35   30   25   20   15   10   5   Retirement  After   After    After
-----------------------------   ---- ---- ---- ---- ---- ---- ---- ---- ---------- ------- -------- --------
Current Strategy Allocation     2045 2040 2035 2030 2025 2020 2015 2010    2005     2000      N/A*     N/A*
------------------------------------------------------------------------------------------------------------
Asset Class
Short-Duration Bonds              --   --   --   --   --   --   --   --      --      9.0     18.0     27.5
Fixed-Income Securities (Bonds)   --   --   --   --  7.0 14.0 21.0 28.0    35.0     36.0     37.0     37.5
Real Estate Investment Trusts   10.0 10.0 10.0 10.0 10.0 10.0 10.0 10.0    10.0     10.0     10.0     10.0
Equity Securities (Stocks)      90.0 90.0 90.0 90.0 83.0 76.0 69.0 62.0    55.0     45.0     35.0     25.0

*These allocations are not specific to any current Strategy, but reflect the expected future allocations of any Strategy once it reaches 10 and 15 years after its retirement year, respectively. The retirement year assumes that an investor retires at age 65.

The following chart illustrates how the asset mix of the Strategies will vary over time. In general, the asset mix of each Strategy will gradually shift from one comprised largely of Underlying Portfolios that emphasize investments in stocks to one that is comprised of a mixture of Underlying Portfolios that invest in bonds (including short-duration bonds) and stocks.


                                    [CHART]

                     Retirement Strategies Asset Allocation
                     --------------------------------------

Years Before Retirement          40     35     30     25     20     15     10     5      0      5      10     15     20
                                2045   2040   2035   2030   2025   2020   2015   2010   2005   2000   1995   1990
-------------------------------------------------------------------------------------------------------------------------
US Large Cap                   24.00  24.00  24.00  24.00  22.25  20.50  18.50  17.00  15.50  13.00  10.25   7.50   7.50
US Large Cap                   24.00  24.00  24.00  24.00  22.25  20.50  18.50  17.00  15.50  13.00  10.25   7.50   7.50
US SMID                         7.50   7.50   7.50   7.50   6.75   6.00   5.50   4.75   3.75   2.75   2.00   1.25   1.25
US SMID                         7.50   7.50   7.50   7.50   6.75   6.00   5.50   4.75   3.75   2.75   2.00   1.25   1.25
International                  13.50  13.50  13.50  13.50  12.50  11.50  10.50   9.25   8.25   6.75   5.25   3.75   3.75
International                  13.50  13.50  13.50  13.50  12.50  11.50  10.50   9.25   8.25   6.75   5.25   3.75   3.75
-------------------------------------------------------------------------------------------------------------------------
sub-total                      90.00  90.00  90.00  90.00  83.00  76.00  69.00  62.00  55.00  45.00  35.00  25.00  25.00
-------------------------------------------------------------------------------------------------------------------------
REITs                          10.00  10.00  10.00  10.00  10.00  10.00  10.00  10.00  10.00  10.00  10.00  10.00  10.00

High Yield                      0.00   0.00   0.00   0.00   5.00   7.00   7.00   7.00   7.00   5.00   2.50   0.00   0.00
Intermediate Bonds              0.00   0.00   0.00   0.00   2.00   7.00  10.00  12.00  14.00  16.00  19.50  22.50  22.50
Inflation-Protected Securities  0.00   0.00   0.00   0.00   0.00   0.00   4.00   9.00  14.00  15.00  15.00  15.00  15.00
-------------------------------------------------------------------------------------------------------------------------
sub-total                      10.00  10.00  10.00  10.00  17.00  24.00  31.00  38.00  45.00  46.00  47.00  47.50  47.50
-------------------------------------------------------------------------------------------------------------------------
Short Duration Bonds            0.00   0.00   0.00   0.00   0.00   0.00   0.00   0.00   0.00   9.00  18.00  27.50  27.50
-------------------------------------------------------------------------------------------------------------------------
TOTAL                            100    100    100    100    100    100    100    100    100    100    100    100    100


PERFORMANCE AND BAR CHART INFORMATION
--------------------------------------------------------------------------------
There are no bar charts or performance tables for the Strategies because no Strategy has completed a full calendar year of operations.

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Strategy will change with changes in the values of that Strategy's investments in the Underlying Portfolios. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Strategy's investments as a whole. The degree to which the following risks apply to a particular Strategy varies according to the Strategy's asset allocation. In general, a Strategy with a later retirement year is expected to be more volatile, and thus riskier, than a Strategy with an earlier retirement year. A Strategy that has achieved its retirement year and thereafter would be expected to be the least volatile of the Strategies.

Each Strategy's principal risks will change depending on the asset mix of the Underlying Portfolios. This Prospectus includes more information about the Underlying Portfolios, their investments, and related risks under "Description of Underlying Portfolios" below.

MARKET RISK
The value of an Underlying Portfolio's investments will fluctuate as the stock or bond markets fluctuate and prices overall may decline over short- or long-term periods. All Strategies are subject to this risk, particularly those with a higher asset allocation of Underlying Portfolios that invest in common stocks.

INTEREST RATE RISK
Changes in interest rates will affect the value of an Underlying Portfolio's investments in income producing, fixed-income securities. Increases in interest rates may cause the value of an Underlying Portfolio's investments in fixed-income securities to decline and this decrease in value may not be offset by higher interest income from new investments. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in fixed-income securities.

CREDIT RISK
This is the risk that the issuer or guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. Some of the Underlying Portfolios' investments may be in debt securities with lower credit ratings, and therefore carry a higher probability of default. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in fixed-income securities.

INFLATION RISK
The value of assets or income from an Underlying Portfolio's investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Portfolio's assets can decline as can the value of that Underlying Portfolio's distributions. All Strategies are subject to this risk.

FOREIGN RISK
An Underlying Portfolio's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies typically representing a smaller number of industries. Investments in companies in emerging markets may have more risk because these securities may be more volatile and less liquid than securities in more developed countries. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, and political changes or diplomatic developments could adversely affect an Underlying Portfolio's investments in a foreign country. These risks are heightened for emerging market countries because there may be more economic, political and social instability. In the event of nationalization, expropriation or other confiscation, an Underlying Portfolio could lose its entire investment in that country. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in non-U.S. issuers.

CURRENCY RISK
Fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of an Underlying Portfolio's investments. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in non-U.S. issuers.

CAPITALIZATION RISK
Investments in small-cap and mid-cap companies tend to be more volatile than investments in large-cap companies. Smaller capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources and may be less widely-traded. This risk is greater for those Strategies with higher asset allocations of Underlying Portfolios that invest in small- and mid-cap companies.

REAL ESTATE RISK
This is the risk associated with investments in real estate. Direct investments in real estate can decline due to a variety of factors affecting the real estate market generally, such as overbuilding, increases in interest rates, or declines in rental rates. In addition, indirect investments in real estate, such as real estate investment trusts (called "REITs"), are dependent on the capability of the property managers, may have limited diversification, and could be significantly affected by changes in tax laws. All Strategies are subject to this risk because they invest in the Global Real Estate Investment Portfolio.

FOCUSED PORTFOLIO RISK
Underlying Portfolios that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Underlying Portfolio's net asset value. All Strategies are subject to this risk because they invest in Underlying Portfolios, such as U.S. Large Cap Growth Portfolio and International Growth Portfolio, that emphasize investments in a smaller number of companies.

ALLOCATION RISK
The Strategies have the risk that Alliance's allocation of investments among equity and debt securities may not achieve a Strategy's objectives of capital growth and income when one of these asset classes performs more poorly than expected.

DERIVATIVES AND LEVERAGE RISK
An Underlying Portfolio may use derivatives and other leveraging techniques. These investment strategies may be riskier than other investments and may result in greater volatility for the Strategies, particularly in periods of market declines. All Strategies are subject to this risk.

MANAGEMENT RISK
All Strategies are subject to management risk because the Underlying Portfolios are actively managed investment portfolios. Alliance will apply its investment techniques and risk analyses in making investment decisions for each Underlying Portfolio, but there is no guarantee that its decisions will produce the intended results.

FEES AND EXPENSES OF THE STRATEGIES
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold Strategy shares.

SHAREHOLDER FEES (fees paid directly from your investment)

                                                     Class A Class R Class K Class I
                                                     Shares  Shares  Shares  Shares
                                                     ------- ------- ------- -------
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)                 None(a)  None    None    None

Maximum Deferred Sales Charge (Load) (as a
 percentage of original purchase price or redemption
 proceeds, whichever is lower)                       None(a)  None    None    None

Exchange Fee                                          None    None    None    None

(a)In some cases, a 1%, 1-year contingent deferred sales charge or CDSC may apply. CDSCs for Class A shares may also be subject to waiver in certain circumstances. See "Investing in the Strategies" in this Prospectus and "Purchase of Shares" in the Statement of Additional Information ("SAI").

ANNUAL STRATEGY OPERATING EXPENSES (expenses that are deducted from Strategy assets) AND EXAMPLES

Each Strategy's operating expense table shows the fees and expenses (including Underlying Portfolio fees) that you may pay if you buy and hold shares of a Strategy. Each Strategy will bear its pro rata share of the expenses incurred by the Underlying Portfolios as a shareholder in the Underlying Portfolios. The information provided is based on estimated expenses because the Strategies have no operating history.

The Examples are intended to help you compare the cost of investing in a Strategy with the cost of investing in other funds. They assume that you invest $10,000 in the Strategy for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. They also assume that your investment has a 5% return each year, that the Strategy's and Underlying Portfolio's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower. The expenses illustrated in the Examples are based on the Estimated Annual Strategy and Underlying Portfolios Net Expenses through August 31, 2006 and such expenses without waivers and/or expense reimbursements thereafter. If the Examples illustrated just the Net Expenses of a Strategy, the expenses would be lower.

                               Operating Expenses
          ------------------------------------------------------------
          AllianceBernstein            Class A Class R Class K Class I
          2000 Retirement Strategy     ------- ------- ------- -------
           Management Fees               .55%    .55%    .55%    .55%
           Distribution and/or Service
            (12b-1) Fees                 .30%    .50%    .25%   None
           Other Expenses
             Transfer Agent              .10%    .26%    .20%    .12%
             Other Expenses (a)          .62%    .62%    .62%    .62%
           Total Other Expenses (a)      .72%    .88%    .82%    .74%
           Total Strategy Operating
            Expenses (a)                1.57%   1.93%   1.62%   1.29%
                                        ====    ====    ====    ====
           Waiver and/or Expense
            Reimbursement (b)           (.54)%  (.70)%  (.64)%  (.56)%
           Net Expenses                 1.03%   1.23%    .98%    .73%
                                        ====    ====    ====    ====
           Estimated Indirect
            Expenses of Underlying
            Portfolios (c)               .07%    .07%    .07%    .07%
                                        ====    ====    ====    ====
           Total Annual Strategy and
            Underlying Portfolios Net
            Expenses                    1.10%   1.30%   1.05%    .80%
                                        ====    ====    ====    ====

                                   Examples
               -------------------------------------------------------

                                       Class A Class R Class K Class I
                                       ------- ------- ------- -------
               After 1 year            $  532  $  132  $  107  $   82
               After 3 years (d)       $  872  $  562  $  472  $  378
               After 5 years (d)       $1,234  $1,017  $  862  $  695
               After 10 years (d)      $2,252  $2,281  $1,954  $1,597

          AllianceBernstein            Class A Class R Class K Class I
          2005 Retirement Strategy     ------- ------- ------- -------
           Management Fees               .55%    .55%    .55%    .55%
           Distribution and/or Service
            (12b-1) Fees                  30%    .50%    .25%   None
           Other Expenses
             Transfer Agent              .10%    .26%    .20%    .12%
             Other Expenses (a)          .62%    .62%    .62%    .62%
           Total Other Expenses (a)      .72%    .88%    .82%    .74%
           Total Strategy Operating
            Expenses (a)                1.57%   1.93%   1.62%   1.29%
                                        ====    ====    ====    ====
           Waiver and/or Expense
            Reimbursement (b)           (.55)%  (.71)%  (.65)%  (.57)%
           Net Expenses                 1.02%   1.22%    .97%    .72%
                                        ====    ====    ====    ====
           Estimated Indirect
            Expenses of Underlying
            Portfolios (c)               .08%    .08%    .08%    .08%
                                        ====    ====    ====    ====
           Total Annual Strategy and
            Underlying Portfolios Net
            Expenses                    1.10%   1.30%   1.05%    .80%
                                        ====    ====    ====    ====

                                   Examples
               -------------------------------------------------------

                                       Class A Class R Class K Class I
                                       ------- ------- ------- -------
               After 1 year            $  532  $  132  $  107  $   82
               After 3 years (d)       $  872  $  562  $  472  $  378
               After 5 years (d)       $1,234  $1,017  $  862  $  695
               After 10 years (d)      $2,252  $2,281  $1,954  $1,597

          AllianceBernstein            Class A Class R Class K Class I
          2010 Retirement Strategy     ------- ------- ------- -------
           Management Fees               .60%    .60%    .60%    .60%
           Distribution and/or Service
            (12b-1) Fees                 .30%    .50%    .25%   None
           Other Expenses
             Transfer Agent              .10%    .26%    .20%     12%
             Other Expenses (a)          .62%    .62%    .62%    .62%
           Total Other Expenses (a)      .72%    .88%    .82%    .74%
           Total Strategy Operating
            Expenses (a)                1.62%   1.98%   1.67%   1.34%
                                        ====    ====    ====    ====
           Waiver and/or Expense
            Reimbursement (b)           (.50)%  (.66)%  (.60)%  (.52)%
           Net Expenses                 1.12%   1.32%   1.07%    .82%
                                        ====    ====    ====    ====
           Estimated Indirect
            Expenses of Underlying
            Portfolios (c)               .08%    .08%    .08%    .08%
                                        ====    ====    ====    ====
           Total Annual Strategy and
            Underlying Portfolios Net
            Expenses                    1.20%   1.40%   1.15%    .90%
                                        ====    ====    ====    ====

                                   Examples
               -------------------------------------------------------

                                       Class A Class R Class K Class I
                                       ------- ------- ------- -------
               After 1 year            $  542  $  143  $  117  $   92
               After 3 years (d)       $  891  $  582  $  493  $  398
               After 5 years (d)       $1,264  $1,048  $  893  $  727
               After 10 years (d)      $2,308  $2,337  $2,013  $1,657

--------------------------------------------------------------------------------
Please refer to the footnotes on page 11.

                               Operating Expenses
          ------------------------------------------------------------
          AllianceBernstein            Class A Class R Class K Class I
          2015 Retirement Strategy     ------- ------- ------- -------
           Management Fees               .60%    .60%    .60%    .60%
           Distribution and/or Service
            (12b-1) Fees                 .30%    .50%    .25%   None
           Other Expenses
             Transfer Agent              .10%    .26%    .20%     12%
             Other Expenses (a)          .62%    .62%    .62%    .62%
           Total Other Expenses (a)      .72%    .88%    .82%    .74%
           Total Strategy Operating
            Expenses (a)                1.62%   1.98%   1.67%   1.34%
                                        ====    ====    ====    ====
           Waiver and/or Expense
            Reimbursement (b)           (.50)%  (.66)%  (.60)%  (.52)%
           Net Expenses                 1.12%   1.32%   1.07%    .82%
                                        ====    ====    ====    ====
           Estimated Indirect
            Expenses of Underlying
            Portfolios (c)               .08%    .08%    .08%    .08%
                                        ====    ====    ====    ====
           Total Annual Strategy and
            Underlying Portfolios Net
            Expenses                    1.20%   1.40%   1.15%    .90%
                                        ====    ====    ====    ====

                                        Examples
          ----------------------------------------------------------

                                      Class A Class R Class K Class I
                                      ------- ------- ------- -------
          After 1 year                $  542  $  143  $  117  $   92
          After 3 years (d)           $  891  $  582  $  493  $  398
          After 5 years (d)           $1,264  $1,048  $  893  $  727
          After 10 years (d)          $2,308  $2,337  $2,013  $1,657

          AllianceBernstein            Class A Class R Class K Class I
          2020 Retirement Strategy     ------- ------- ------- -------
           Management Fees               .65%    .65%    .65%    .65%
           Distribution and/or Service
            (12b-1) Fees                 .30%    .50%    .25%   None
           Other Expenses
             Transfer Agent              .10%    .26%    .20%    .12%
             Other Expenses (a)          .62%    .62%    .62%    .62%
           Total Other Expenses (a)      .72%    .88%    .82%    .74%
           Total Strategy Operating
            Expenses (a)                1.67%   2.03%   1.72%   1.39%
                                        ====    ====    ====    ====
           Waiver and/or Expense
            Reimbursement (b)           (.50)%  (.66)%  (.60)%  (.52)%
           Net Expenses                 1.17%   1.37%   1.12%    .87%
                                        ====    ====    ====    ====
           Estimated Indirect
            Expenses of Underlying
            Portfolios (c)               .08%    .08%    .08%    .08%
                                        ====    ====    ====    ====
           Total Annual Strategy and
            Underlying Portfolios Net
            Expenses                    1.25%   1.45%   1.20%    .95%
                                        ====    ====    ====    ====

                                        Examples
          -----------------------------------------------------------

                                      Class A Class R Class K Class I
                                      ------- ------- ------- -------
          After 1 year                $  547  $  148  $  122  $   97
          After 3 years (d)           $  906  $  597  $  508  $  414
          After 5 years (d)           $1,289  $1,073  $  919  $  753
          After 10 years (d)          $2,360  $2,389  $2,067  $1,713

          AllianceBernstein            Class A Class R Class K Class I
          2025 Retirement Strategy     ------- ------- ------- -------
           Management Fees               .65%    .65%    .65%    .65%
           Distribution and/or Service
            (12b-1) Fees                 .30%    .50%    .25%   None
           Other Expenses
             Transfer Agent              .10%    .26%    .20%    .12%
             Other Expenses (a)          .62%    .62%    .62%    .62%
           Total Other Expenses (a)      .72%    .88%    .82%    .74%
           Total Strategy Operating
            Expenses (a)                1.67%   2.03%   1.72%   1.39%
                                        ====    ====    ====    ====
           Waiver and/or Expense
            Reimbursement (b)           (.50)%  (.66)%  (.60)%  (.52)%
           Net Expenses                 1.17%   1.37%   1.12%    .87%
                                        ====    ====    ====    ====
           Estimated Indirect
            Expenses of Underlying
            Portfolios (c)               .08%    .08%    .08%    .08%
                                        ====    ====    ====    ====
           Total Annual Strategy and
            Underlying Portfolios Net
            Expenses                    1.25%   1.45%   1.20%    .95%
                                        ====    ====    ====    ====
                                        Examples
           ----------------------------------------------------------
                                      Class A Class R Class K Class I
                                      ------- ------- ------- -------
           After 1 year               $  547  $  148  $  122  $   97
           After 3 years (d)          $  906  $  597  $  508  $  414
           After 5 years (d)          $1,289  $1,073  $  919  $  753
           After 10 years (d)         $2,360  $2,389  $2,067  $1,713

-------------------------------------------------------------------------------
Please refer to the footnotes on page 11.

                               Operating Expenses
          ------------------------------------------------------------
          AllianceBernstein            Class A Class R Class K Class I
          2030 Retirement Strategy     ------- ------- ------- -------
           Management Fees               .65%    .65%    .65%    .65%
           Distribution and/or Service
            (12b-1) Fees                 .30%    .50%    .25%   None
           Other Expenses
             Transfer Agent              .10%    .26%    .20%    .12%
             Other Expenses (a)          .62%    .62%    .62%    .62%
           Total Other Expenses (a)      .72%    .88%    .82%    .74%
           Total Strategy Operating
            Expenses (a)                1.67%   2.03%   1.72%   1.39%
                                        ====    ====    ====    ====
           Waiver and/or Expense
            Reimbursement (b)           (.49)%  (.65)%  (.59)%  (.51)%
           Net Expenses                 1.18%   1.38%   1.13%    .88%
                                        ====    ====    ====    ====
           Estimated Indirect
            Expenses of Underlying
            Portfolios (c)               .07%    .07%    .07%    .07%
                                        ====    ====    ====    ====
           Total Annual Strategy and
            Underlying Portfolios Net
            Expenses                    1.25%   1.45%   1.20%    .95%
                                        ====    ====    ====    ====

                                    Examples
               --------------------------------------------------

                                  Class A Class R Class K Class I
                                  ------- ------- ------- -------
               After 1 year       $  547  $  148  $  122  $   97
               After 3 years (d)  $  904  $  595  $  506  $  412
               After 5 years (d)  $1,285  $1,069  $  915  $  749
               After 10 years (d) $2,351  $2,380  $2,057  $1,703

          AllianceBernstein            Class A Class R Class K Class I
          2035 Retirement Strategy     ------- ------- ------- -------
           Management Fees               .65%    .65%    .65%    .65%
           Distribution and/or Service
            (12b-1) Fees                 .30%    .50%    .25%   None
           Other Expenses
             Transfer Agent              .10%    .26%    .20%    .12%
             Other Expenses (a)          .62%    .62%    .62%    .62%
           Total Other Expenses (a)      .72%    .88%    .82%    .74%
           Total Strategy Operating
            Expenses (a)                1.67%   2.03%   1.72%   1.39%
                                        ====    ====    ====    ====
           Waiver and/or Expense
            Reimbursement (b)           (.49)%  (.65)%  (.59)%  (.51)%
           Net Expenses                 1.18%   1.38%   1.13%    .88%
                                        ====    ====    ====    ====
           Estimated Indirect
            Expenses of Underlying
            Portfolios (c)               .07%    .07%    .07%    .07%
                                        ====    ====    ====    ====
           Total Annual Strategy and
            Underlying Portfolios Net
            Expenses                    1.25%   1.45%   1.20%    .95%
                                        ====    ====    ====    ====

                                    Examples
               --------------------------------------------------
                                  Class A Class R Class K Class I
                                  ------- ------- ------- -------
               After 1 year       $  547  $  148  $  122  $   97
               After 3 years (d)  $  904  $  595  $  506  $  412
               After 5 years (d)  $1,285  $1,069  $  915  $  749
               After 10 years (d) $2,351  $2,380  $2,057  $1,703

          AllianceBernstein            Class A Class R Class K Class I
          2040 Retirement Strategy     ------- ------- ------- -------
           Management Fees               .65%    .65%    .65%    .65%
           Distribution and/or Service
            (12b-1) Fees                 .30%    .50%    .25%   None
           Other Expenses
             Transfer Agent              .10%    .26%    .20%    .12%
             Other Expenses (a)          .62%    .62%    .62%    .62%
           Total Other Expenses (a)      .72%    .88%    .82%    .74%
           Total Strategy Operating
            Expenses (a)                1.67%   2.03%   1.72%   1.39%
                                        ====    ====    ====    ====
           Waiver and/or Expense
            Reimbursement (b)           (.49)%  (.65)%  (.59)%  (.51)%
           Net Expenses                 1.18%   1.38%   1.13%    .88%
                                        ====    ====    ====    ====
           Estimated Indirect
            Expenses of Underlying
            Portfolios (c)               .07%    .07%    .07%    .07%
                                        ====    ====    ====    ====
           Total Annual Strategy and
            Underlying Portfolios Net
            Expenses                    1.25%   1.45%   1.20%    .95%
                                        ====    ====    ====    ====

                                    Examples
               --------------------------------------------------
                                  Class A Class R Class K Class I
                                  ------- ------- ------- -------
               After 1 year       $  547  $  148  $  122  $   97
               After 3 years (d)  $  904  $  595  $  506  $  412
               After 5 years (d)  $1,285  $1,069  $  915  $  749
               After 10 years (d) $2,351  $2,380  $2,057  $1,703



--------------------------------------------------------------------------------
Please refer to the footnotes on page 11.

                               Operating Expenses
          ------------------------------------------------------------
          AllianceBernstein            Class A Class R Class K Class I
          2045 Retirement Strategy     ------- ------- ------- -------
           Management Fees               .65%    .65%    .65%    .65%
           Distribution and/or Service
            (12b-1) Fees                 .30%    .50%    .25%   None
           Other Expenses
             Transfer Agent              .10%    .26%    .20%    .12%
             Other Expenses (a)          .62%    .62%    .62%    .62%
           Total Other Expenses (a)      .72%    .88%    .82%    .74%
           Total Strategy Operating
            Expenses (a)                1.67%   2.03%   1.72%   1.39%
                                        ====    ====    ====    ====
           Waiver and/or Expense
            Reimbursement (b)           (.49)%  (.65)%  (.59)%  (.51)%
           Net Expenses                 1.18%   1.38%   1.13%    .88%
                                        ====    ====    ====    ====
           Estimated Indirect
            Expenses of Underlying
            Portfolios (c)               .07%    .07%    .07%    .07%
                                        ====    ====    ====    ====
           Total Annual Strategy and
            Underlying Portfolios Net
            Expenses                    1.25%   1.45%   1.20%    .95%
                                        ====    ====    ====    ====

                                    Examples
               --------------------------------------------------

                                  Class A Class R Class K Class I
                                  ------- ------- ------- -------
               After 1 year       $  547  $  148  $  122  $   97
               After 3 years (d)  $  904  $  595  $  506  $  412
               After 5 years (d)  $1,285  $1,069  $  915  $  749
               After 10 years (d) $2,351  $2,380  $2,057  $1,703

--------------------------------------------------------------------------------
(a)Based on estimated expenses.
(b)Reflects Alliance's contractual waiver of a portion of its advisory fees and/or reimbursement of a portion of the Strategy's operating expenses. This waiver extends through the Strategy's current fiscal year and may be extended by Alliance for additional one-year terms.
(c)"Estimated Indirect Expenses of Underlying Portfolios" are based upon the allocation of the Strategy's assets among the Underlying Portfolios as of September 1, 2005. "Estimated Indirect Expenses of Underlying Portfolios" will vary with the changes in the expenses of the Underlying Portfolios, as well as allocation of the Strategy's assets, and may be higher or lower than those shown above.
(d)These examples assume that Alliance's agreement to waive management fees and/or bear Strategy expenses is not extended beyond its initial term.

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table about the effect of a Strategy's expenses, including investment advisory fees and other Strategy costs, on a Strategy's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of a Strategy assuming a 5% return each year. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for a Strategy, which is the same as stated in the Fee Table above and includes the expenses incurred by the Underlying Portfolios, is reflected in the chart and is net of any fee waiver or expense reimbursement. The chart does not take into account any initial sales charges or CDSC. If you wish to obtain hypothetical investment information for other classes of shares of a Strategy, please refer to the "Mutual Fund Fees & Expenses Calculators" at www.AllianceBernstein.com. Your actual expenses may be higher or lower.

                     AllianceBernstein 2000 Retirement Strategy
-------------------------------------------------------------------------------------
                        Hypothetical               Hypothetical Expenses Hypothetical
           Hypothetical Performance   Investment     (Current Expense       Ending
Year        Investment    Earnings   After Returns    Ratio = 1.10%)      Investment
----       ------------ ------------ ------------- --------------------- ------------
1           10,000.00       500.00     10,500.00           115.50         10,384.50
2           10,384.50       519.23     10,903.73           119.94         10,783.78
3           10,783.78       539.19     11,322.97           124.55         11,198.42
4           11,198.42       559.92     11,758.34           129.34         11,629.00
5           11,629.00       581.45     12,210.45           134.31         12,076.13
6           12,076.13       603.81     12,679.94           139.48         12,540.46
7           12,540.46       627.02     13,167.49           144.84         13,022.64
8           13,022.64       651.13     13,673.78           150.41         13,523.36
9           13,523.36       676.17     14,199.53           156.19         14,043.34
10          14,043.34       702.17     14,745.50           162.20         14,583.30
-------------------------------------------------------------------------------------
Cumulative                5,960.08                       1,376.78

                     AllianceBernstein 2005 Retirement Strategy
-------------------------------------------------------------------------------------
                        Hypothetical               Hypothetical Expenses Hypothetical
           Hypothetical Performance   Investment     (Current Expense       Ending
Year        Investment    Earnings   After Returns    Ratio = 1.10%)      Investment
----       ------------ ------------ ------------- --------------------- ------------
1           10,000.00       500.00     10,500.00           115.50         10,384.50
2           10,384.50       519.23     10,903.73           119.94         10,783.78
3           10,783.78       539.19     11,322.97           124.55         11,198.42
4           11,198.42       559.92     11,758.34           129.34         11,629.00
5           11,629.00       581.45     12,210.45           134.31         12,076.13
6           12,076.13       603.81     12,679.94           139.48         12,540.46
7           12,540.46       627.02     13,167.49           144.84         13,022.64
8           13,022.64       651.13     13,673.78           150.41         13,523.36
9           13,523.36       676.17     14,199.53           156.19         14,043.34
10          14,043.34       702.17     14,745.50           162.20         14,583.30
-------------------------------------------------------------------------------------
Cumulative                5,960.08                       1,376.78

                     AllianceBernstein 2010 Retirement Strategy
-------------------------------------------------------------------------------------
                        Hypothetical               Hypothetical Expenses Hypothetical
           Hypothetical Performance   Investment     (Current Expense       Ending
Year        Investment    Earnings   After Returns    Ratio = 1.20%)      Investment
----       ------------ ------------ ------------- --------------------- ------------
1           10,000.00       500.00     10,500.00           126.00         10,374.00
2           10,374.00       518.70     10,892.70           130.71         10,761.99
3           10,761.99       538.10     11,300.09           135.60         11,164.49
4           11,164.49       558.22     11,722.71           140.67         11,582.04
5           11,582.04       579.10     12,161.14           145.93         12,015.21
6           12,015.21       600.76     12,615.97           151.39         12,464.57
7           12,464.57       623.23     13,087.80           157.05         12,930.75
8           12,930.75       646.54     13,577.29           162.93         13,414.36
9           13,414.36       670.72     14,085.08           169.02         13,916.06
10          13,916.06       695.80     14,611.86           175.34         14,436.52
-------------------------------------------------------------------------------------
Cumulative                5,931.17                       1,494.66

                     AllianceBernstein 2015 Retirement Strategy
-------------------------------------------------------------------------------------
                        Hypothetical               Hypothetical Expenses Hypothetical
           Hypothetical Performance   Investment     (Current Expense       Ending
Year        Investment    Earnings   After Returns    Ratio = 1.20%)      Investment
----       ------------ ------------ ------------- --------------------- ------------
1           10,000.00       500.00     10,500.00           126.00         10,374.00
2           10,374.00       518.70     10,892.70           130.71         10,761.99
3           10,761.99       538.10     11,300.09           135.60         11,164.49
4           11,164.49       558.22     11,722.71           140.67         11,582.04
5           11,582.04       579.10     12,161.14           145.93         12,015.21
6           12,015.21       600.76     12,615.97           151.39         12,464.57
7           12,464.57       623.23     13,087.80           157.05         12,930.75
8           12,930.75       646.54     13,577.29           162.93         13,414.36
9           13,414.36       670.72     14,085.08           169.02         13,916.06
10          13,916.06       695.80     14,611.86           175.34         14,436.52
-------------------------------------------------------------------------------------
Cumulative                5,931.17                       1,494.66

                       AllianceBernstein 2020 Retirement Strategy
----------------------------------------------------------------------------------------
                        Hypothetical                  Hypothetical Expenses Hypothetical
           Hypothetical Performance  Investment After   (Current Expense       Ending
Year        Investment    Earnings       Returns         Ratio = 1.25%)      Investment
----       ------------ ------------ ---------------- --------------------- ------------
1           10,000.00       500.00      10,500.00             131.25         10,368.75
2           10,368.75       518.44      10,887.19             136.09         10,751.10
3           10,751.10       537.55      11,288.65             141.11         11,147.54
4           11,147.54       557.38      11,704.92             146.31         11,558.61
5           11,558.61       577.93      12,136.54             151.71         11,984.83
6           11,984.83       599.24      12,584.08             157.30         12,426.77
7           12,426.77       621.34      13,048.11             163.10         12,885.01
8           12,885.01       644.25      13,529.26             169.12         13,360.15
9           13,360.15       668.01      14,028.15             175.35         13,852.80
10          13,852.80       692.64      14,545.44             181.82         14,363.62
----------------------------------------------------------------------------------------
Cumulative                5,916.78                          1,553.15

                     AllianceBernstein 2025 Retirement Strategy
-------------------------------------------------------------------------------------
                        Hypothetical               Hypothetical Expenses Hypothetical
           Hypothetical Performance   Investment     (Current Expense       Ending
Year        Investment    Earnings   After Returns    Ratio = 1.25%)      Investment
----       ------------ ------------ ------------- --------------------- ------------
1           10,000.00       500.00     10,500.00           131.25         10,368.75
2           10,368.75       518.44     10,887.19           136.09         10,751.10
3           10,751.10       537.55     11,288.65           141.11         11,147.54
4           11,147.54       557.38     11,704.92           146.31         11,558.61
5           11,558.61       577.93     12,136.54           151.71         11,984.83
6           11,984.83       599.24     12,584.08           157.30         12,426.77
7           12,426.77       621.34     13,048.11           163.10         12,885.01
8           12,885.01       644.25     13,529.26           169.12         13,360.15
9           13,360.15       668.01     14,028.15           175.35         13,852.80
10          13,852.80       692.64     14,545.44           181.82         14,363.62
-------------------------------------------------------------------------------------
Cumulative                5,916.78                       1,553.15

                     AllianceBernstein 2030 Retirement Strategy
-------------------------------------------------------------------------------------
                        Hypothetical               Hypothetical Expenses Hypothetical
           Hypothetical Performance   Investment     (Current Expense       Ending
Year        Investment    Earnings   After Returns    Ratio = 1.25%)      Investment
----       ------------ ------------ ------------- --------------------- ------------
1           10,000.00       500.00     10,500.00           131.25         10,368.75
2           10,368.75       518.44     10,887.19           136.09         10,751.10
3           10,751.10       537.55     11,288.65           141.11         11,147.54
4           11,147.54       557.38     11,704.92           146.31         11,558.61
5           11,558.61       577.93     12,136.54           151.71         11,984.83
6           11,984.83       599.24     12,584.08           157.30         12,426.77
7           12,426.77       621.34     13,048.11           163.10         12,885.01
8           12,885.01       644.25     13,529.26           169.12         13,360.15
9           13,360.15       668.01     14,028.15           175.35         13,852.80
10          13,852.80       692.64     14,545.44           181.82         14,363.62
-------------------------------------------------------------------------------------
Cumulative                5,916.78                       1,553.15

                     AllianceBernstein 2035 Retirement Strategy
-------------------------------------------------------------------------------------
                        Hypothetical               Hypothetical Expenses Hypothetical
           Hypothetical Performance   Investment     (Current Expense       Ending
Year        Investment    Earnings   After Returns    Ratio = 1.25%)      Investment
----       ------------ ------------ ------------- --------------------- ------------
1           10,000.00       500.00     10,500.00           131.25         10,368.75
2           10,368.75       518.44     10,887.19           136.09         10,751.10
3           10,751.10       537.55     11,288.65           141.11         11,147.54
4           11,147.54       557.38     11,704.92           146.31         11,558.61
5           11,558.61       577.93     12,136.54           151.71         11,984.83
6           11,984.83       599.24     12,584.08           157.30         12,426.77
7           12,426.77       621.34     13,048.11           163.10         12,885.01
8           12,885.01       644.25     13,529.26           169.12         13,360.15
9           13,360.15       668.01     14,028.15           175.35         13,852.80
10          13,852.80       692.64     14,545.44           181.82         14,363.62
-------------------------------------------------------------------------------------
Cumulative                5,916.78                       1,553.15

                     AllianceBernstein 2040 Retirement Strategy
-------------------------------------------------------------------------------------
                        Hypothetical               Hypothetical Expenses Hypothetical
           Hypothetical Performance   Investment     (Current Expense       Ending
Year        Investment    Earnings   After Returns    Ratio = 1.25%)      Investment
----       ------------ ------------ ------------- --------------------- ------------
1           10,000.00       500.00     10,500.00           131.25         10,368.75
2           10,368.75       518.44     10,887.19           136.09         10,751.10
3           10,751.10       537.55     11,288.65           141.11         11,147.54
4           11,147.54       557.38     11,704.92           146.31         11,558.61
5           11,558.61       577.93     12,136.54           151.71         11,984.83
6           11,984.83       599.24     12,584.08           157.30         12,426.77
7           12,426.77       621.34     13,048.11           163.10         12,885.01
8           12,885.01       644.25     13,529.26           169.12         13,360.15
9           13,360.15       668.01     14,028.15           175.35         13,852.80
10          13,852.80       692.64     14,545.44           181.82         14,363.62
-------------------------------------------------------------------------------------
Cumulative                5,916.78                       1,553.15

                     AllianceBernstein 2045 Retirement Strategy
-------------------------------------------------------------------------------------
                        Hypothetical               Hypothetical Expenses Hypothetical
           Hypothetical Performance   Investment     (Current Expense       Ending
Year        Investment    Earnings   After Returns    Ratio = 1.25%)      Investment
----       ------------ ------------ ------------- --------------------- ------------
1           10,000.00       500.00     10,500.00           131.25         10,368.75
2           10,368.75       518.44     10,887.19           136.09         10,751.10
3           10,751.10       537.55     11,288.65           141.11         11,147.54
4           11,147.54       557.38     11,704.92           146.31         11,558.61
5           11,558.61       577.93     12,136.54           151.71         11,984.83
6           11,984.83       599.24     12,584.08           157.30         12,426.77
7           12,426.77       621.34     13,048.11           163.10         12,885.01
8           12,885.01       644.25     13,529.26           169.12         13,360.15
9           13,360.15       668.01     14,028.15           175.35         13,852.80
10          13,852.80       692.64     14,545.44           181.82         14,363.62
-------------------------------------------------------------------------------------
Cumulative                5,916.78                       1,553.15

INVESTING IN A STRATEGY
--------------------------------------------------------------------------------

This section discusses how to buy, sell or redeem, or exchange different classes of shares in a Strategy that are offered in this Prospectus. Each Strategy offers four classes of shares through this Prospectus.

Each share class represents an investment in the same portfolio of securities, but the classes may have different sales charges and bear different on-going distribution expenses. For additional information on the differences between the different classes of shares and factors to consider when choosing among them, please see "The Different Share Class Expenses" below. Also, you can learn more about payments to brokers, financial planners, banks, insurance companies, registered investment advisors, pension plan consultants or other "financial intermediaries" who distribute shares of the Strategies and your financial advisor under "Payments to Financial Intermediaries."

HOW TO BUY SHARES

The Strategies will not accept contributions until September 1, 2005.

Class A, Class R, Class K and Class I shares are available at net asset value, or NAV, to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of a Strategy ("group retirement plans"), as follows:

Class A shares are designed for group retirement plans with assets in excess of $10,000,000. Class A shares are also available at NAV to the AllianceBernstein Link, AllianceBernstein Individual 401(k) and AllianceBernstein SIMPLE IRA plans with at least $250,000 in plan assets or 100 employees.

Class R shares are designed for group retirement plans with plan assets up to $10,000,000.

Class K shares are designed for group retirement plans with at least $1,000,000 in plan assets.

Class I shares are designed for group retirement plans with at least $10,000,000 in plan assets and to certain investment advisory clients of, and certain other persons associated with, Alliance and its affiliates.

Class A, Class R, Class K and Class I shares are also available to AllianceBernstein-sponsored group retirement plans. Class R, Class K and Class I shares generally are not available to retail non-retirement accounts, traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans.

Required Information
Each Strategy is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish an account. Required information includes name, date of birth, permanent residential address and taxpayer identification number (for most investors, your social security number). A Strategy may also ask to see other identifying documents. If you do not provide the information, the Strategy will not be able to open your account. If a Strategy is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Strategy believes it has identified potential criminal activity, that Strategy reserves the right to take action as it deems appropriate or as required by law, which may include closing your account. If you are not a U.S. citizen or Resident Alien, your account must be affiliated with an NASD member firm.

General
A Strategy may refuse any order to purchase shares. Each Strategy reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

THE DIFFERENT SHARE CLASS EXPENSES
This section describes the different expenses of investing in each class and explains factors to consider when choosing a class of shares. The expenses can include distribution and/or service fees (Rule 12b-1 fees) or CDSCs. Please see below for a discussion of how CDSCs are calculated.

                           WHAT IS A RULE 12b-1 FEE?

  A Rule 12b-1 Fee is a fee deducted from a Strategy's assets that is used to pay for personal service, maintenance of shareholder accounts and distribution costs, such as advertising and compensation of financial intermediaries. The amount of each share class's Rule 12b-1 fee, if any, is disclosed below and in the fee table near the front of this Prospectus.

Asset-based Sales Charges or Distribution and/or Service (Rule 12b-1) Fees Each Strategy has adopted a plan under Commission Rule 12b-1 that allows the Strategy to pay asset-based sales charges or distribution and/or service fees for the distribution and sale of its shares. The amount of these fees for each class of a Strategy's shares is:

                              Distribution and/or Service
                                (Rule 12b-1) Fee (As a
                                Percentage of Aggregate
                               Average Daily Net Assets)
                              ---------------------------
                      Class A            .30%
                      Class R            .50%
                      Class K            .25%
                      Class I            None

Because these fees are paid out of a Strategy's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class R shares are subject to higher Rule 12b-1 fees than Class A shares. The higher fees mean a higher expense ratio, so Class R shares pay correspondingly lower dividends and may have a lower

NAV (and returns) than Class A shares. Conversely, Class K and Class I shares have a lower or no Rule 12b-1 fee. Therefore, Class K and Class I shares have a lower expense ratio and may have a higher NAV (and returns) than Class A or Class R shares. All or some of these fees may be paid to financial intermediaries, including your financial advisor's firm.

Class A Shares
Class A shares do not have an initial sales charge. Class A shares may be subject to a CDSC of up to 1%. When a non-AllianceBernstein sponsored group retirement plan terminates a Strategy as an investment option within one year, all investments in Class A shares of that Strategy through the plan are subject to a 1% CDSC upon redemption. Furthermore, when a group retirement plan ceases to participate in an AllianceBernstein-sponsored group retirement plan program within one year, investments in the Strategies' Class A shares through the plan are subject to a 1% CDSC upon redemption. The CDSC is applied to the lesser of NAV at the time of redemption of shares or the original cost of the shares being redeemed.

Class R, Class K and Class I Shares
Class R, Class K and Class I shares do not have an initial sales charge or CDSC.

DISTRIBUTION ARRANGEMENTS FOR GROUP RETIREMENT PLANS
Each Strategy offers distribution arrangements for group retirement plans. However, plan sponsors, plan fiduciaries and other financial intermediaries may establish requirements for the group retirement plans as to the purchase or sale of Strategy shares, including maximum and minimum initial investment requirements that are different from those described in this Prospectus and a Strategy's SAI. Therefore, plan sponsors or fiduciaries may not impose the same share class parameters as set forth in this Prospectus and a Strategy's SAI. Group retirement plans also may not offer all classes of Strategy shares. A Strategy is not responsible for, and has no control over, the decision of any plan sponsor or fiduciary to impose such differing requirements.

PAYMENTS TO FINANCIAL INTERMEDIARIES
Financial intermediaries market and sell shares of the Strategies. These financial intermediaries may receive compensation for selling shares of the Strategies. This compensation is paid from various sources, including any CDSC and/or Rule 12b-1 fee that you may pay.

                       What Is a Financial Intermediary?

  A financial intermediary is a firm that receives compensation for selling shares of the Strategies offered in this Prospectus and/or provides services to the Strategies' shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, pension plan consultants and insurance companies. Financial intermediaries may employ financial advisors who deal with you and other investors on an individual basis.

In the case of Class A shares, the Strategies' principal underwriter, AllianceBernstein Investment Research and Management, Inc., or ABIRM, may pay financial intermediaries a fee of up to 1%. Additionally, up to 100% of the Rule 12b-1 fees applicable to Class A shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class A shares.

In the case of Class R shares, up to 100% of the Rule 12b-1 fee applicable to Class R shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class R shares.

In the case of Class K shares, up to 100% of the Rule 12b-1 fee applicable to Class K shares each year may be paid to financial intermediaries, including your financial intermediary, that sell Class K shares.


  Your financial intermediary receives compensation from the Strategies, ABIRM and/or Alliance in several ways from various sources, which include some or all of the following:

  -12b-1 fees
  -additional distribution support
  -defrayal of costs for educational seminars and training
  -payments related to providing shareholder recordkeeping and/or transfer agency services

  Please read this Prospectus carefully for information on this compensation.

Other Payments for Distribution Services and Educational Support
In addition to the Rule 12b-1 fees described above, some or all of which may be paid to financial intermediaries, ABIRM, at its expense, currently provides additional payments to firms that sell shares of the AllianceBernstein Mutual Funds. Although the individual components may be higher and the total amount of payments made to each qualifying firm in any given year may vary, the total amount paid to a financial intermediary in connection with the sale of shares of the AllianceBernstein Mutual Funds will generally not exceed the sum of (a) 0.25% of the current year's fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year. These sums include payments to reimburse directly or indirectly the costs incurred by these firms in connection with educational seminars and training efforts about the AllianceBernstein Mutual Funds. The costs and expenses associated with these efforts may include travel, lodging, entertainment and meals.

For 2005, ABIRM's additional payments to these firms for distribution services and educational support related to the AllianceBernstein Mutual Funds is expected to be approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately

$17,500,000. In 2004, ABIRM paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds, or approximately $16,000,000, for distribution services and educational support related to the AllianceBernstein Mutual Funds.

A number of factors are considered in determining the additional payments, including each firm's AllianceBernstein Mutual Fund sales, assets and redemption rates, and the willingness and ability of the firm to allow ABIRM to provide information for educational and marketing purposes. ABIRM's goal is to make the financial intermediaries that interact with current and prospective investors and shareholders more knowledgeable about the AllianceBernstein Mutual Funds so that they can provide suitable information and advice about, among others, the Strategies.

The Strategies and ABIRM also make payments for recordkeeping and other transfer agency services to financial intermediaries that sell AllianceBernstein Mutual Fund shares. Please see "Management of the Strategies--Transfer Agency Services" below. These expenses paid by each Strategy are included in "Other Expenses" under "Fees and Expenses of the Strategies--Annual Operating Expenses" above.


  If one mutual fund sponsor makes greater distribution assistance payments than another, a financial intermediary may have an incentive to recommend one fund complex over another. Similarly, if a financial intermediary receives more distribution assistance for one share class versus another, the financial intermediary may have an incentive to recommend that class.

As of the date of the Prospectus, ABIRM anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

  A.G. Edwards
  AIG Advisor Group
  American Express Financial Advisors
  AXA Advisors
  Bank One Securities Corp.
  BNY Investment Center
  Charles Schwab
  Chase Investment Services
  Citigroup Global Markets
  Commonwealth Financial
  IFMG Securities
  ING Advisors Network
  Legg Mason
  Lincoln Financial Advisors
  Linsco Private Ledger
  Merrill Lynch
  Morgan Stanley
  Mutual Service Corporation
  National Financial
  NPH Holdings
  PFS Investments
  Piper Jaffray
  Raymond James
  RBC Dain Rauscher
  Securities America
  SunTrust Bank
  UBS Financial
  Uvest Financial Services
  Wachovia Securities
  Wells Fargo

Although the Strategies may use brokers or other financial intermediaries that sell Strategy shares to effect Strategy transactions, no Strategy considers the sale of AllianceBernstein Mutual Fund shares as a factor when selecting brokers or dealers to effect Strategy transactions.

HOW TO EXCHANGE SHARES
You may exchange your Strategy shares for shares of the same class of other AllianceBernstein Mutual Funds (including AllianceBernstein Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the next-determined NAV, without sales or service charges. You may request an exchange through your financial intermediary. In order to receive a day's NAV, your financial intermediary must receive and confirm your telephone exchange request by 4:00 p.m., Eastern time, on that day. A Strategy may modify, restrict, or terminate the exchange privilege on 60 days' written notice.

HOW TO SELL OR REDEEM SHARES
You may "redeem" your shares (i.e., sell your shares to a Strategy) on any day the Exchange is open. Your sale price will be the next-determined NAV, less any applicable CDSC, after the Strategy receives your redemption request in proper form. Normally, redemption proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Strategy is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

Selling Shares Through Your Financial Intermediary
Your financial intermediary must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Strategy by a pre-arranged time for you to receive the next-determined NAV, less any applicable CDSC. Your financial intermediary is responsible for submitting all necessary documentation to the Strategy and may charge you a fee for this service.

FREQUENT PURCHASES AND REDEMPTIONS OF STRATEGY SHARES
The Strategies' Board of Directors has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Strategy shares or excessive or short-term trading that may disadvantage long-term Strategy shareholders. These policies are described below. Each

Strategy reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

Risks Associated With Excessive Or Short-term Trading Generally. While each Strategy will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Strategy's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of portfolio shares, especially involving large dollar amounts, may disrupt efficient Strategy management. In particular, a Strategy may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Strategy's shares may force the Strategy to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Strategy may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Strategy may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, a Strategy may bear increased administrative costs due to asset level and investment volatility that accompany patterns of short-term trading activity. All of these factors may adversely affect Strategy performance.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time the fund calculates its NAV at 4:00 p.m., Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before the fund calculates its own share price (referred to as "time zone arbitrage"). Each Strategy has procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time the Strategy calculates its NAV. While there is no assurance, each Strategy expects that the use of fair value pricing, in addition to the short-term trading policies discussed below, will significantly reduce a shareholder's ability to engage in time zone arbitrage to the detriment of other Strategy shareholders.

A shareholder engaging in a short-term trading strategy may also target a fund that does not invest primarily in foreign securities. Any fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Policy Regarding Short-term Trading. Purchases and exchanges of Strategy shares should be made for investment purposes only. Each Strategy seeks to prevent patterns of excessive purchases and sales or exchanges of Strategy shares. Each Strategy will seek to prevent such practices to the extent they are detected by the procedures described below. Each Strategy reserves the right to modify this policy, including any surveillance or account blocking procedures established from time to time to effectuate this policy, at any time without notice.

..  Transaction Surveillance Procedures. Each Strategy, through its agents,
   ABIRM and AGIS, maintains surveillance procedures to detect excessive or short-term trading in Strategy shares. This surveillance process involves several factors, which include scrutinizing transactions in Strategy shares that exceed certain monetary thresholds or numerical limits within a specified period of time. Generally, more than two exchanges of Strategy shares during any 90-day period or purchases of shares followed by a sale within 90 days will be identified by these surveillance procedures. For purposes of these transaction surveillance procedures, a Strategy may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These surveillance procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

.. Account Blocking Procedures. If a Strategy determines, in its sole discretion, that a particular transaction or pattern of transactions identified by the transaction surveillance procedures described above is excessive or short-term trading in nature, the relevant Strategy account(s) will be immediately "blocked" and no future purchase or exchange activity will be permitted. However, sales of Strategy shares back to the Strat-
 egy or redemptions will continue to be permitted in accordance with the terms of the Strategy's current Prospectus. In the event an account is blocked, certain account-related privileges, such as the ability to place purchase, sale and exchange orders over the internet or by phone, may also be suspended. A blocked account will generally remain blocked unless and until the account holder or the associated broker, dealer or other financial intermediary provides evidence or assurance acceptable to the Strategy that the account holder did not or will not in the future engage in excessive or short-term trading.

..  Applications of Surveillance Procedures and Restrictions to Omnibus
   Accounts. Omnibus account arrangements are common forms of holding Strategy shares, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. Each Strategy seeks to apply its surveillance procedures to these omnibus account arrangements. If an intermediary does not have the capabilities, or declines, to provide individual account level detail to a Strategy, the Strategy will monitor turnover of assets to purchases and redemptions of the omnibus account. If excessive turnover, defined as annualized purchases and redemptions exceeding 50% of assets, is detected, the Strategy will notify the intermediary and request that the intermediary review individual account transactions for excessive or short-term trading activity and confirm to the Strategy that appropriate action has been taken to curtail the activity, which may include applying blocks to accounts to prohibit future purchases and exchanges of Strategy shares. For certain retirement plan accounts, the Strategy may request that the retirement plan or other intermediary revoke the relevant participant's privilege to effect transactions in Strategy shares via the internet or telephone, in which case the relevant participant must submit future transaction orders via the U.S. Postal Service (i.e., regular mail). The Strategy will continue to monitor the turnover attributable to an intermediary's omnibus account arrangement and may consider whether to terminate the relationship if the intermediary does not demonstrate that appropriate action has been taken.

Risks to Shareholders Resulting From Imposition of Account Blocks in Response to Excessive Short-term Trading Activity. A shareholder identified as having engaged in excessive or short-term trading activity whose account is "blocked" and who may not otherwise wish to redeem his or her shares effectively may be "locked" into an investment in a Strategy that the shareholder did not intend to hold on a long-term basis or that may not be appropriate for the shareholder's risk profile. To rectify this situation, a shareholder with a "blocked" account may be forced to redeem Strategy shares, which could be costly if, for example, these shares have declined in value, the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales and exchanges of Strategy shares and avoid frequent trading in Strategy shares.

Limitations on Ability to Detect and Curtail Excessive Trading Practices. Shareholders seeking to engage in excessive short-term trading activities may deploy a variety of strategies to avoid detection and, despite the efforts of a Strategy and its agents to detect excessive or short-duration trading in Strategy shares, there is no guarantee that the Strategy will be able to identify these shareholders or curtail their trading practices. In particular, a Strategy may not be able to detect excessive or short-term trading in Strategy shares attributable to a particular investor who effects purchase and/or exchange activity in Strategy shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short-duration trading activity in Strategy shares.

HOW THE STRATEGIES VALUE SHARES
The price of each Strategy's shares is based on its net asset value, which in turn is based on the NAVs of the Underlying Portfolios in which it invests. Each Strategy's NAV is calculated at the close of regular trading on the Exchange (ordinarily, 4:00 p.m., Eastern time), only on days when the Exchange is open for business. To calculate NAV, the Strategy's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Because the Underlying Portfolios may invest in securities that are primarily traded on foreign exchanges that trade on weekends or other days when the Strategy does not price its shares, the NAV of a Strategy's shares may change on days when shareholders will not be able to purchase or redeem their shares in the Strategy.

Each Underlying Portfolio values its securities at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Underlying Portfolios' Board of Trustees. When an Underlying Portfolio uses fair value pricing, it may take into account any factors it deems appropriate. An Underlying Portfolio may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by an Underlying Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Each Underlying Portfolio expects to use fair value pricing for securities primarily traded on U.S. exchanges only un-der very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. An Underlying Portfolio may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Underlying Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. For example, each Underlying Portfolio believes that foreign security values may be affected by events that occur after the close of foreign securities markets. To account for this, the Underlying Portfolios may frequently value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, the Underlying Portfolios' Board has delegated responsibility for valuing each Underlying Portfolio's assets to Alliance. Alliance has established a Valuation Committee, which operates under the policies and procedures approved by the Board, to value each Underlying Portfolio's assets on behalf of the Underlying Portfolio. The Valuation Committee values Underlying Portfolio assets as described above.

Your order for purchase, sale or exchange of shares is priced at the next-determined NAV after your order is received in proper form by a Strategy.

GLOSSARY
--------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES
Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans, other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary Receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and (ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government.

Interest-only or IO securities are debt securities that receive only the interest payments on an underlying debt that has been structured to have two classes, one of which is the IO class and the other of which is the principal-only or PO class, that receives only the principal payments on the underlying debt obligation. POs are similar to, and are sometimes referred to as, zero coupon securities, which are debt securities issued without interest coupons.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A Securities are securities that may be resold under Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or by certain government-sponsored entities (entities chartered by or sponsored by act of Congress). These securities include securities backed by the full faith and credit of the United States, those supported by the right of the issuer to borrow from the U.S. Treasury, and those backed only by the credit of the issuing agency or entity itself. The first category includes U.S. Treasury securities (which are U.S. Treasury bills, notes and bonds) and certificates issued by GNMA. U.S. Government securities not backed by the full faith and credit of the United States or a right to borrow from the U.S. Treasury include certificates issued by FNMA and FHLMC.

RATING AGENCIES AND RATED SECURITIES
Fitch is Fitch Ratings.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P or Fitch, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

OTHER
1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

FNMA is the Federal National Mortgage Association.

FHLMC is the Federal Home Loan Mortgage Corporation.

Securities Act is the Securities Act of 1933, as amended.

DESCRIPTION OF THE STRATEGIES
--------------------------------------------------------------------------------

This section of the Prospectus provides a more complete description of each Strategy's investment objective, principal investment policies and risks. Of course, there can be no assurance that a Strategy will achieve its investment objective.

Please note that:

.. Additional descriptions of each Underlying Portfolio's investment strategies, investments and risks can be found in the Strategies' SAI.

.. Except as noted, a Strategy's investment objective and investment policies are not fundamental and thus can be changed without a shareholder vote. Where an investment policy or restriction has a percentage limitation, such limitation is applied at the time of investment. Changes in the market value of securities in a Strategy's holdings after they are purchased by a Strategy will not cause the Strategy to be in violation of such limitation.

INVESTMENT OBJECTIVES AND PRINCIPAL POLICIES
The investment objective of the each Strategy is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each of the Strategies seeks to achieve its objective by investing in various Underlying Portfolios, which represent a variety of asset classes and investment styles. Each Strategy is managed to a specific retirement year. Each Strategy's asset mix will become more conservative, both prior to and after the retirement year. This reflects the strategy of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor's pre-retirement and early retirement years. After the retirement date of a Strategy, that Strategy's asset mix seeks to minimize the likelihood that an investor in that Strategy experiences a significant loss of capital at a more advanced age. The asset mix will continue to change with an increasing exposure to investments in fixed-income securities and short-term bonds until fifteen years after a Strategy's retirement year. Thereafter, the target asset allocation for that Strategy will generally be fixed. The static allocation of a Strategy's asset mix will be 27.5% short-duration bonds, 37.5% fixed-income securities and 35% equities.

Alliance will allow the relative weightings of a Strategy's asset classes to vary in response to the markets, but ordinarily only by plus/minus 5%. Beyond those ranges, Alliance will generally rebalance the portfolio toward the target asset allocation for that Strategy. However, there may be occasions when those ranges will expand to 10% of the Strategy's portfolio due to, among other things, appreciation or depreciation of one of the asset classes.

DESCRIPTION OF UNDERLYING PORTFOLIOS
Each Strategy invests in a combination of Underlying Portfolios. Each Strategy's target asset allocation is intended to diversify its investments among various asset classes such as stocks and bonds.

Alliance does not intend to make frequent tactical adjustments to the target asset mix or to trade actively among Underlying Portfolios, other than the periodic adjustments described above. However, Alliance reserves the right to modify the target allocations and Underlying Portfolio weightings and to substitute other Underlying Portfolios from time to time should circumstances warrant. The following table shows which Underlying Portfolios are being used within each asset class as of the date of this Prospectus and the target allocations for each Strategy.

                                                           Percentage of AllianceBernstein Retirement Strategy
                                                         Initially Invested in the Specified Underlying Portfolio
                                                    ------------------------------------------------------------------
                                                                                                               5 Years 10 Years
                     Years Before/After Retirement   40    35    30    25    20    15    10     5   Retirement  After   After
                     ------------------------------ ----- ----- ----- ----- ----- ----- ----- ----- ---------- ------- --------
                     Current Fund                    2045  2040  2035  2030  2025  2020  2015  2010    2005      2000     N/A*
--------------------------------------------------------------------------------------------------------------------------------
Asset Class          Underlying Portfolio
----------------------------------------------------
Short Duration Bonds Short Duration Bond               --    --    --    --    --    --    --    --      --      9.00   18.00
--------------------------------------------------------------------------------------------------------------------------------
Bonds                Total Bond Allocation             --    --    --    --  7.00 14.00 21.00 28.00   35.00     36.00   37.00
                     Inflation Protected Securities    --    --    --    --    --    --  4.00  9.00   14.00     15.00   15.00
                     Intermediate Duration             --    --    --    --  2.00  7.00 10.00 12.00   14.00     16.00   19.50
                     High-Yield                        --    --    --    --  5.00  7.00  7.00  7.00    7.00      5.00    2.50
--------------------------------------------------------------------------------------------------------------------------------
REITs                Global Real Estate Investment  10.00 10.00 10.00 10.00 10.00 10.00 10.00 10.00   10.00     10.00   10.00
--------------------------------------------------------------------------------------------------------------------------------
Stocks               Total Stock Allocation         90.00 90.00 90.00 90.00 83.00 76.00 69.00 62.00   55.00     45.00   35.00
                     U.S. Large Cap Growth          24.00 24.00 24.00 24.00 22.25 20.50 18.50 17.00   15.50     13.00   10.25
                     U.S. Value                     24.00 24.00 24.00 24.00 22.25 20.50 18.50 17.00   15.50     13.00   10.25
                     Small/Mid Cap Growth            7.50  7.50  7.50  7.50  6.75  6.00  5.50  4.75    3.75      2.75    2.00
                     Small/Mid Cap Value             7.50  7.50  7.50  7.50  6.75  6.00  5.50  4.75    3.75      2.75    2.00
                     International Growth           13.50 13.50 13.50 13.50 12.50 11.50 10.50  9.25    8.25      6.75    5.25
                     International Value            13.50 13.50 13.50 13.50 12.50 11.50 10.50  9.25    8.25      6.75    5.25



                               15 Years
Years Before/After Retirement   After
------------------------------ --------
Current Fund                      N/A*
---------------------------------------
Underlying Portfolio
-------------------------------
Short Duration Bond             27.50
---------------------------------------
Total Bond Allocation           37.50
Inflation Protected Securities  15.00
Intermediate Duration           22.50
High-Yield                         --
---------------------------------------
Global Real Estate Investment   10.00
---------------------------------------
Total Stock Allocation          25.00
U.S. Large Cap Growth            7.50
U.S. Value                       7.50
Small/Mid Cap Growth             1.25
Small/Mid Cap Value              1.25
International Growth             3.75
International Value              3.75

*These allocations are not specific to any current Strategy, but reflect the expected future allocations of any Strategy once it reaches 10 and 15 years after the retirement year, respectively. The retirement year assumes that an investor retires at age 65.

The underlying stock funds draw on growth, value and quantitative investment techniques and diversify investments among small, medium and large U.S. companies. They also include investments in the real estate sector as well as foreign stocks from developed and emerging markets.

The underlying bond funds represent a diverse range of fixed-income investments that vary by issuer type (corporate and government), and credit quality (investment-grade and high yield).

Principal Risks Of Underlying Portfolios
The Underlying Portfolios have risks similar to the overall risks discussed for the Strategies above. The risks include:

.. Market Risk--risk of losses due to adverse changes in the stock or bond market.

.. Interest Rate Risk--risk that changes in interest rates will affect the value of an Underlying Portfolio's investments in income-producing securities.

.. Credit Risk--risk that the issuer or the guarantor of a debt security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.

.. Foreign Risk--risk that investments in issuers located in foreign countries may have more risks because their markets tend to be more volatile than the U.S. stock market. Investments in emerging markets may have more risk due to market changes or other factors, including political instability and unpredictable economic conditions.

..  Currency Risk--risk that fluctuations in the exchange rates between the U.S.
   Dollar and foreign currencies may negatively affect the value of an Underlying Portfolio's investments.

.. Capitalization Risk--risk that investments in small- to mid-capitalization companies will be more volatile than investments in larger companies. An Underlying Portfolio's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets, or financial resources.

.. Focused Portfolio Risk--risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the NAV of an Underlying Portfolio that invests in a limited number of companies.

.. Real Estate Risk--risk that direct investments in real estate can decline due to a variety of factors affecting the real estate market generally, such as overbuilding, increases in interest rates, or declines in rental rates. In addition, indirect investments in real estate, such as REITs, are dependent on the capability of the property managers, may have limited diversification, and could be significantly affected by changes in tax laws.

.. Derivatives Risk--risk that the use of derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate, or index, may enhance volatility, in addition to other risks such as the credit risk of the counterparty. Derivatives also involve the risk of difficulties in pricing and valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant underlying assets, rates or indices.

.. Leveraging Risk--risk that investments in derivatives or other leverage, such as borrowing money, may be more volatile and compound other risks.

.. Management Risk--Each Underlying Portfolio is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Underlying Portfolios, but there can be no guarantee that its decisions will produce the desired results. In some cases, derivative and other investment techniques may be unavailable or Alliance may determine not to use them, possibly even under market conditions where their use could benefit an Underlying Portfolio.

Investment Objectives and Principal Policies of Underlying Portfolios
A brief description of each of the Underlying Portfolios follows. Additional details are available in the Underlying Portfolios' prospectus or SAI. You may request a free copy of the Underlying Portfolios' prospectus and/or SAI by contacting your broker or other financial intermediary, or by contacting
Alliance:

                   By Mail:  c/o Alliance Global Investor Services
                             P.O. Box 786003
                             San Antonio, TX 78278-6003

                   By Phone: For Information:    (800) 221-5672
                             For Literature:     (800) 227-4618

Stock Portfolios
AllianceBernstein U.S. Value Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively larger market capitalizations as compared to the overall U.S. equity market. This Portfolio's investment policies emphasize investment in companies that Alliance's Bernstein unit ("Bernstein") determines to be undervalued. In selecting securities for this Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities. Under normal circumstances, this Portfolio invests at least 80% of its net assets in equity securities issued by U.S. companies.

Among the principal risks of investing in this Portfolio is market risk and, to the extent this Portfolio invests in securities of non-U.S. issuers, foreign risk and currency risk.

AllianceBernstein U.S. Large Cap Growth Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in equity securities of U.S. companies with relatively larger market capitalizations as compared to the overall U.S. equity market. Under normal circumstances, it invests at least 80% of its net assets in equity securities issued by large-cap U.S. companies. For these purposes, "large-cap U.S. companies" are those U.S. companies that, at the time of investment, have market capitalizations within the range of the market capitalizations of companies appearing in the Russell 1000(R) Growth Index. While the market capitalizations of companies in the Russell 1000(R) Growth Index ranged from $501 million to almost $381 billion as of March 31, 2005, this Portfolio normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.

Unlike most equity funds, this Portfolio focuses on a relatively small number of intensively researched companies that Alliance believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Alliance relies heavily on the fundamental analysis and research of its internal research staff to select this Portfolio's investments.

Among the principal risks of investing in this Portfolio are market risk, focused portfolio risk and, to the extent it invests in securities of non-U.S. issuers, foreign risk and currency risk.

AllianceBernstein Global Real Estate Investment Portfolio has an investment objective of seeking total return from a combination of income and long-term growth of capital. This Portfolio invests primarily in equity securities of REITs and other real estate industry companies. Under normal circumstances, it invests at least 80% of its net assets in these types of securities. This Portfolio's investment policies emphasize investment in real estate companies Bernstein believes have strong property fundamentals and management teams. It seeks to invest in real estate companies whose underlying portfolios are diversified globally and by property type.

This Portfolio may invest up to 20% of its total assets in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property. It may from time to time enter into currency futures contracts or forward currency exchange contracts.

Among the principal risks of investing in this Portfolio are market risk, real estate risk, credit risk and interest rate risk. Because this Portfolio invests in mortgage-backed securities, it is subject to the risk that mortgage loans will be prepaid when interest rates decline, forcing it to reinvest in securities with lower interest rates. This Portfolio is also subject to foreign risk and currency risk.

AllianceBernstein International Value Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of foreign companies. This Portfolio's investment policies emphasize investment in companies that Bernstein determines to be undervalued. In selecting securities for this Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. This Portfolio may from time to time enter into currency futures contracts or currency forward contracts.

Among the principal risks of investing in this Portfolio are market risk, foreign risk, and currency risk. This Portfolio is also subject to capitalization risk and derivatives risk.

AllianceBernstein International Growth Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in equity securities of foreign companies. Unlike most equity funds, it focuses on a relatively small number of intensively researched companies. Normally, it invests in a limited number of large, carefully selected, foreign companies that Alliance believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Alliance relies heavily on the fundamental analysis and research of its internal research staff to select this Portfolio's investments. It may from time to time enter into currency futures contracts or currency forward contracts.

Among the principal risks of investing in this Portfolio are market risk, foreign risk and currency risk. This Portfolio is also subject to focused portfolio risk and derivatives risk.

AllianceBernstein Small-Mid Cap Value Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of small- and mid-cap U.S. companies. For these purposes, "small- and mid-cap U.S. companies" are those U.S. companies that, at the time of investment, have market capitalizations within the range of market capitalizations of the companies appearing in the Russell 2500(TM) Value Index (as of March 31, 2005, $41 million to $7.8 billion). The Portfolio normally will not invest in companies with market capitalizations exceeding $5 billion at the time of purchase. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.

This Portfolio's investment policies emphasize investment in companies that Bernstein determines to be undervalued. In selecting securities for this Portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. It may also invest up to 20% of its total assets in equity securities issued by non-U.S. issuers.

Among the principal risks of investing in this Portfolio are market risk, capitalization risk and, to the extent that the Portfolio invests in securities of non-U.S. issuers, foreign risk and currency risk.

AllianceBernstein Small-Mid Cap Growth Portfolio has an investment objective of seeking long-term growth of capital. This Portfolio invests primarily in a diversified portfolio of equity securities of small- and mid-cap U.S. companies. For these purposes, "small- and mid-cap U.S. companies" are those U.S. companies that, at the time of investment, have market capitalizations in the greater of the range of companies constituting the Russell 2500(TM) Growth Index or between $1 and $6 billion. The market capitalizations of companies in the Russell 2500(TM) Growth Index ranged from $27 million to $7.8 billion as of March 31, 2005. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities.

Normally, this Portfolio invests in U.S. companies that Alliance believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Alliance relies heavily on the fundamental analysis and research of its internal research staff to select this Portfolio's investments. It may also invest up to 20% of its total assets in equity securities issued by non-U.S. companies.

Among the principal risks of investing in this Portfolio are market risk, capitalization risk and, to the extent that the Portfolio invests in securities of non-U.S. issuers, foreign risk and currency risk.

Bond Funds
AllianceBernstein Short Duration Bond Portfolio has an investment objective of seeking a moderate rate of income that is subject to taxes. This Portfolio invests primarily in investment-grade, U.S. Dollar denominated debt securities. Under normal circumstances, it invests at least 80% of its net assets in debt securities. It seeks to maintain a relatively short duration of one to three years under normal market conditions. Duration is a measure of sensitivity to interest rates and varies as obligors on debt securities repay their obligations.

This Portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as other securities of U.S. and non-U.S. issuers.

Among the principal risks of investing in this Portfolio are interest rate risk, credit risk, market risk, derivatives risk and, to the extent that it invests in securities of non-U.S. issuers, foreign risk and currency risk.

AllianceBernstein Intermediate Duration Bond Portfolio has an investment objective of seeking a moderate to high rate of income that is subject to taxes. This Portfolio invests primarily in investment-grade, U.S. Dollar denominated debt securities. Under normal circumstances, it invests at least 80% of its net assets in debt securities. It seeks to maintain a relatively longer duration of four to seven years under normal market conditions.

This Portfolio may invest in many types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, mortgage-related securities, and inflation-protected securities as well as other securities of U.S. and non-U.S. issuers.

Among the principal risks of investing in this Portfolio are interest rate risk, credit risk, market risk, derivatives risk and, to the extent that this Portfolio invests in securities of non-U.S. issuers, foreign risk and currency risk.

AllianceBernstein Inflation Protected Securities Portfolio This Portfolio has an investment objective of seeking a total return that exceeds the rate of inflation over the long term with income that is subject to taxes. This Portfolio invests primarily in U.S. dollar denominated inflation-indexed debt securities of varying maturities issued by the U.S. and foreign governments, their agencies or instrumentalities, and by corporations. Under normal circumstances, this Portfolio invests at least 80% of its net assets in these types of securities. It seeks to maintain a duration within three years (plus or minus) of the duration of the Lehman Brothers U.S. TIPS 1-10 Year Index, which as of April 30, 2005 was 5.75 years.

Assets not invested in inflation-indexed bonds may be invested in other types of debt securities including corporate bonds, notes, U.S. Government and agency securities, asset-backed securities, and mortgage-related securities as well as other securities of U.S. and non-U.S. issuers.

Among the principal risks of investing in this Portfolio are interest rate risk, credit risk, market risk, derivatives risk and, to the extent that it invests in securities of non-U.S. issuers, foreign risk and currency risk.

AllianceBernstein High-Yield Portfolio has an investment objective of seeking a high total return by maximizing current income and, to the extent consistent with that objective, capital appreciation. This Portfolio invests primarily in high-yield debt securities. Under normal circumstances, it invests at least 80% of its net assets in these types of securities. This Portfolio invests in high-yield, below investment-grade debt securities, commonly known as "junk bonds." It seeks to maximize current income by taking advantage of market developments, yield disparities, and variations in the creditworthiness of issuers.

Among the principal risks of investing in this Portfolio are interest rate risk, credit risk, market risk, derivatives risk and, to the extent that it invests in securities of non-U.S. issuers, foreign risk and currency risk.

ADDITIONAL INVESTMENT PRACTICES
Each of the Underlying Portfolios also may:

.. Write covered put and call options and purchase and sell put and call options on U.S. and non-U.S. securities, currencies, market and financial indices, and other derivatives and financial instruments;

..  Enter into forward commitments, futures contracts, and options on futures contracts with respect to U.S. and
 non-U.S. securities, currencies, and market and financial indices;

..  Enter into forward currency exchange contracts;

..  Enter into swap transactions;

..  Enter into repurchase agreements and reverse repurchase agreements;

..  Enter into standby commitment agreements;

..  Invest in convertible securities;

..  Invest in the securities of supranational agencies and other
   "semi-governmental" issuers;

.. Make short sales of securities or maintain a short position, but only if at all times when a short position is open not more than 33% of the Portfolio's net assets is held as collateral for such sales;

.. Make secured loans of portfolio securities of up to 33 1/3% of its total assets;

..  Invest up to 15% of its total assets in illiquid securities; and

.. Invest in depositary receipts, Exchange Traded Funds ("ETFs"), and other derivative instruments representing securities of companies or market indices.

The AllianceBernstein U.S. Value Portfolio, AllianceBernstein U.S. Large Cap Growth Portfolio, AllianceBernstein Global Real Estate Investment Portfolio, AllianceBernstein International Value Portfolio, AllianceBernstein International Growth Portfolio, AllianceBernstein Small-Mid Cap Value Portfolio, and AllianceBernstein Small-Mid Cap Growth Portfolio each also may:

..  Invest up to 20% of its total assets in rights and warrants.

The AllianceBernstein Short Duration Bond Portfolio, AllianceBernstein Intermediate Duration Bond Portfolio, AllianceBernstein Inflation Protected Securities Portfolio and AllianceBernstein High-Yield Portfolio each also may:

..  Invest in variable, floating, and inverse floating rate investments; and

..  Invest in zero coupon and interest-only or principal-only securities.

Future Developments
An Underlying Portfolio may, with appropriate notice to shareholders, take advantage of other investment practices that are not currently contemplated for use by the Underlying Portfolios, or are not available but may yet be developed, to the extent such investment practices are consistent with the Underlying Portfolio's investment objective and legally permissible for the Underlying Portfolio. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Underlying Portfolio Turnover
Each of the Underlying Portfolios is actively managed and, in some cases in response to market conditions, an Underlying Portfolio's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Underlying Portfolio and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary Defensive Position
For temporary defensive purposes to attempt to respond to adverse market, economic, political or other conditions, an Underlying Portfolio may reduce its position in equity securities and invest, without limit, in certain types of short-term, liquid, high grade or high quality debt securities and in lower-rated securities and convertible securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of debt securities including notes and bonds. Such securities also may include foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While an Underlying Portfolio invests for temporary defensive purposes, it may not meet its investment objective.

Portfolio Holdings
Alliance publishes a complete schedule of the portfolio holdings for each Underlying Portfolio monthly at www.AllianceBernstein.com (click on the U.S. Investor link and then on the Pricing & Performance quick link to select the Underlying Portfolio). Alliance posts the schedule on the website as of the last day of each calendar month, approximately 30 days after the end of that month. This posted information generally remains accessible on the website for three months. In addition, Alliance may post information about the number of securities an Underlying Portfolio holds, a summary of an Underlying Portfolio's top ten holdings (including name and the percentage of the Underlying Portfolio's assets invested in each holding), and a percentage breakdown of an Underlying Portfolio's investments by country, sector and industry, as applicable. The SAI includes a description of the policies and procedures that apply to disclosure of each Underlying Portfolio's portfolio holdings.

MANAGEMENT OF THE STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT ADVISER
The investment adviser for each Strategy is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser managing client accounts with assets as of March 31, 2005 totaling approximately $534 billion (of which approximately $93 billion represented assets of investment companies). As of March 31, 2005, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 38 of the nation's FORTUNE 100 companies), for public employee retirement funds in 38 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 48 registered investment companies managed by Alliance, comprising 121 separate investment portfolios, currently have more than 6.6 million shareholder accounts.

Alliance provides investment advisory services for each Strategy and for directing the purchase and sale of the Underlying Portfolios in which they invest. For these advisory services, each Strategy will pay Alliance for each fiscal year a management fee as a percentage of average daily net assets as shown in the table below.

                                                    Management Fee Paid
                                                     Each Fiscal Year
                                                    (as a percentage of
      AllianceBernstein Retirement Strategy      average daily net assets)
      -------------------------------------      -------------------------
      AllianceBernstein 2000 Retirement Strategy           0.55%
      AllianceBernstein 2005 Retirement Strategy           0.55%
      AllianceBernstein 2010 Retirement Strategy           0.60%
      AllianceBernstein 2015 Retirement Strategy           0.60%
      AllianceBernstein 2020 Retirement Strategy           0.65%
      AllianceBernstein 2025 Retirement Strategy           0.65%
      AllianceBernstein 2030 Retirement Strategy           0.65%
      AllianceBernstein 2035 Retirement Strategy           0.65%
      AllianceBernstein 2040 Retirement Strategy           0.65%
      AllianceBernstein 2045 Retirement Strategy           0.65%

Alliance is also responsible for the selection and management of the Underlying Portfolios' portfolio investments. Alliance does not receive a fee for managing the Underlying Portfolios.

Alliance may act as an investment adviser to other persons, firms or corporations, including investment companies, hedge funds, pension funds and other institutional investors, for which it may receive management fees, including performance fees. Certain other clients of Alliance may have investment objectives and policies similar to those of a Strategy or an Underlying Portfolio. Alliance may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Strategy or an Underlying Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of Alliance to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Alliance to the accounts involved, including a Strategy or an Underlying Portfolio. When two or more of the clients of Alliance (including a Strategy or an Underlying Portfolio) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

PORTFOLIO MANAGER
The management of and investment decisions for each of the Strategies are made by the Blend Investment Policy Team, comprised of senior Blend portfolio managers. The Blend Investment Policy Team relies heavily on Alliance's growth, value and fixed-income investment teams and, in turn, the fundamental research of Alliance's large internal research staff. No one person is principally responsible for coordinating the Strategies' investments.

The following table lists the five persons within the Blend Investment Policy Team with the most significant responsibility for day-to-day management of the Strategies, the length of time that each person has been jointly and primarily responsible for the Strategies, and each person's principal occupation during the past five years:

                                           Principal Occupation During the
             Employee; Year; Title               Past Five (5) Years
             ---------------------         -------------------------------
      Drew Demakis; since inception;       Senior Vice President of ACMC,
      Senior Vice President of Alliance    with which he has been
      Capital Management Corporation       associated since prior to 2000.
      ("ACMC")

      Thomas J. Fontaine; since inception; Vice President of ACMC, with
      Vice President of ACMC               which he has been associated
                                           since prior to 2000.

      Joshua Lisser; since inception;      Senior Vice President of ACMC,
      Senior Vice President of ACMC        with which he has been
                                           associated since prior to 2000.

      Seth Masters; since inception;       Executive Vice President of
      Executive Vice President of ACMC     ACMC, with which he has been
                                           associated since prior to 2000.

      Christopher Nikolich; since          Vice President of ACMC, with
      inception; Vice President of ACMC    which he has been associated
                                           since prior to 2000.

LEGAL PROCEEDINGS
As has been previously reported in the press, the Staff of the Commission and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance provide information to them. Alliance has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance confirmed that it had reached terms with the Commission and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the Commission is reflected in an Order of the Commission ("Commission Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i)Alliance agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the Commission Order. According to the Commission Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (a) their aliquot share of losses suffered by the fund due to market timing, and (b) a proportionate share of advi-sory fees paid by such fund during the period of such market timing;

(ii)Alliance agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008. The Strategies' advisory fees are not affected by Alliance's agreement to reduce its advisory fees; and

(iii)Alliance agreed to implement changes to its governance and compliance procedures. Additionally, the Commission Order and the NYAG Order contemplate that Alliance's registered investment company clients will introduce governance and compliance changes.

A special committee of Alliance's Board of Directors, comprised of the members of Alliance's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the Commission's and the NYAG's investigations. In addition, the Independent Directors of the AllianceBernstein Mutual Funds (the "Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Mutual Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance and certain other defendants. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market timing and late trading in the District of Maryland.

As a result of the matters described above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

Alliance and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the Commission of charges that an unaffiliated broker-dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The Commission indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The Commission issued subpoenas and the National Association of Securities Dealers, Inc. ("NASD") issued requests for information to Alliance in connection with this matter and Alliance provided documents and other information to the Commission and the NASD and cooperated fully with their investigations. On June 8, 2005, the NASD announced that it had reached a settlement with ABIRM in connection with this matter. Management of Alliance expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. (the "Aucoin Complaint") was filed against Alliance, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., ABIRM, certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein Mutual Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein Mutual Fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the 1940 Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of

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compensatory damages and punitive damages, rescission of their contracts with
Alliance, including recovery of all fees paid to Alliance pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against Alliance and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. However, Alliance believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

TRANSFER AGENCY SERVICES
AGIS acts as the transfer agent for each Strategy. AGIS, an indirect wholly-owned subsidiary of the Adviser, registers the transfer, issuance and redemption of Strategy shares and disburses dividends and other distributions to each Strategy's shareholders.

Retirement plans may hold Strategy shares in the name of the plan, rather than the participant. Plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the Strategies, may be paid for each plan participant fund account in amounts up to $19 per account per annum and/or up to 0.20% per annum of the average daily assets held in the plan. To the extent any of these payments for recordkeeping services or transfer agency services are made by a Strategy, they are included in the amount appearing opposite the caption "Other Expenses" found in the Strategy expense tables under "Fees and Expenses of the Strategies." In addition, financial intermediaries may be affiliates of entities that receive compensation from Alliance or ABIRM for maintaining retirement plan "platforms" that facilitate trading by affiliated and non-affiliated financial intermediaries and recordkeeping for retirement plans.

Financial intermediaries and plan recordkeepers may have an additional incentive to favor one fund complex over another or one class of shares over another because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which may also vary by class.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Income from dividends and capital gains distributions, if any, declared by a Strategy on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Strategy. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check or, at your election, electronically via the ACH network.

If you receive an income dividend or capital gains distribution in cash, you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Strategy without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Strategy.

Investments made through a 401(k) plan, 457 plan, employer sponsored 403(b) plan, profit-sharing and money purchase plan, defined benefit plan or a nonqualified deferred compensation plan are subject to special United States federal income tax rules. Therefore, the federal income tax consequences described in this section apply only to investments made other than by such plans.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Strategy or an Underlying Portfolio owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Strategy or an Underlying Portfolio owned for more than one year and that are properly designated by a Strategy as capital gain dividends will be taxable as long-term capital gains (which may be taxed at preferential rates in the hands of non-corporate U.S. shareholders). Distributions of gains from the sale of investments that a Strategy or an Underlying Portfolio owned for one year or less will be taxable as ordinary income. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Strategy as derived from "qualified dividend income"--as further defined in the Strategies' SAI--will be taxed in the hands of non-corporate shareholders at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Strategy level.

While it is the intention of each Strategy to distribute to its shareholders substantially all of each fiscal year's net investment income and net realized capital gains, if any, the amount and timing of any dividend or distribution will depend on the realization by the Strategy of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Strategy will pay any dividends or realize any capital gains. The final determination of the amount of a Strategy's return of capital distributions for the period will be made after the end of each taxable year.

An investment by a Strategy or an Underlying Portfolio in foreign securities may be subject to foreign income taxes, including taxes withheld at the source. In that case, the Strategy's yield (either directly or indirectly as a result of such taxes being imposed on the Underlying Portfolio) on those securities would be decreased. None of the Strategies generally expects that shareholders will be able to claim a credit or a deduction with respect to foreign taxes. In addition, a Strategy's or an Underlying Portfolio's investment in foreign securities or foreign currencies may increase or decrease the Strategy's recognition of ordinary income and may affect the timing or amount of the Strategy's distributions.

An Underlying Portfolio's or a Strategy's investment in certain debt obligations may cause the Underlying Portfolio or the Strategy to recognize taxable income in excess of the cash generated by such obligations. Thus, a Strategy or an Underlying Portfolio could be required to sell other investments in order to satisfy their distribution requirements.

If you buy shares just before a Strategy deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax.

Each year shortly after December 31, each Strategy will send its shareholders tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

If you are neither a citizen nor resident of the United States, each Strategy will withhold U.S. federal income tax at the rate of 30% on income dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Strategy. Under the American Jobs Creation Act of 2004, for taxable years of each Strategy beginning after December 31, 2004 and before January 1, 2008, a Strategy is not required to withhold with respect to distributions of net short-term capital gains in excess of net long-term capital losses or with respect to distributions of interest income that would not be subject to U.S. federal income tax if earned directly by a non-resident foreign person.

Each Strategy is also required to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Strategy certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. Backup withholding is not an additional tax. Rather, the federal income tax liability of persons subject to backup withholding will be offset by the amount of tax withheld. If backup withholding results in an overpayment of United States federal income tax, a refund or credit may be obtained from the Internal Revenue Service, provided that required information is furnished. The backup withholding rate is 28% for amounts paid through 2010 and will be 31% for amounts paid after December 31, 2010.

GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Strategy may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. Each Strategy reserves the right to close an account that through redemption has remained below $500 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AGIS by telephone, in which event you should issue written instructions to AGIS. AGIS is not responsible for the authenticity of telephone requests to purchase, sell or exchange shares. AGIS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. AGIS offers a variety of shareholder services. For more information about these services or your account, call AGIS's toll-free number, 800-221-5672. Some services are described in the Subscription Application.

Householding. Many shareholders of the AllianceBernstein Mutual Funds have family members living in the same home who also own shares of the same AllianceBernstein Mutual Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one AllianceBernstein Mutual Fund account and to reduce expenses of the AllianceBernstein Mutual Fund, all AllianceBernstein Mutual Funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding," does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call AGIS at 800-221-5672. We will resume separate mailings for your account within 30 days of your request.

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

For more information about the Strategies, the following documents are available upon request:

..  Annual/Semi-Annual Reports to Shareholders
Each Strategy's annual and semi-annual reports to shareholders contain additional information on the Strategy's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Strategy's performance during its last fiscal year.

..  Statement of Additional Information (SAI)
The Strategies have an SAI, which contains more detailed information about the Strategies, including their operations and investment policies. The Strategies' SAI is incorporated by reference into (and is legally part of) this Prospectus.

You may request a free copy of the current annual/semi-annual report or SAI, or make shareholder inquiries of a Strategy, by contacting your broker or other financial intermediary, or by contacting Alliance:

                By Mail:  c/o Alliance Global Investor Services
                          P.O. Box 786003
                          San Antonio, TX 78278-6003

                By Phone: For Information: (800) 221-5672
                          For Literature: (800) 227-4618

Or you may view or obtain these documents from the Commission:

.. Call the Commission at 1-202-551-5850 for information on the operation of the Public Reference Room.

..  Reports and other information about each Strategy are available on the EDGAR
   Database on the Commission's Internet site at http://www.sec.gov.

.. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549.

You also may find these documents and more information about Alliance and the Strategies on the Internet at: www.AllianceBernstein.com.


SEC File No: 811-21081

  Privacy Notice

  Alliance Capital Management L.P., the AllianceBernstein Family of Funds and AllianceBernstein Investment Research and Management, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

  It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.

                                                                  RETSTRPRO0805